Business Combinations - Summary of Divestments Transactions (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net assets disposed of
Goodwill	kr 27,815	kr 43,387
Divestments 2015-2017 [member]
Disclosure Of Divestitures [line items]
Proceeds	459	25
Net assets disposed of
Property, plant and equipment	62	36
Investments in joint ventures and associated companies		15
Goodwill	45
Other assets	219	5	kr 52
Other liabilities	(180)	(114)	(3)
Net assets disposed of	146	(58)	49
Net gains/losses from divestments	313	83	(49)
Less Cash and cash equivalents	0	0	kr 0
Cash flow effect	kr 459	kr 25